UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 97.3%
Equity — 90.5%
9,050,739	Goldman Sachs U.S. Equity Dividend and Premium Fund — 49.9%	$90,326,372
5,093,926	Goldman Sachs International Equity Dividend and Premium Fund — 24.1%	43,654,946
1,280,694	Goldman Sachs Structured Small Cap Equity Fund — 9.7%	17,468,663
729,935	Goldman Sachs Structured Emerging Markets Equity Fund — 3.8%	6,956,276
579,917	Goldman Sachs Structured International Small Cap Fund — 3.0%	5,381,631

		163,787,888

Fixed Income — 6.8%
928,847	Goldman Sachs High Yield Fund — 3.8%	6,919,909
537,547	Goldman Sachs Local Emerging Markets Debt Fund — 3.0%	5,327,094
930	Goldman Sachs Core Fixed Income Fund — 0.0%	9,343

		12,256,346

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 97.3%		$176,044,234

Exchange Traded Fund — 0.7%
50,510	SPDR KBW Bank ETF	$1,260,225

Shares	Rate	Value
Short-term Investment(b) — 1.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,184,478	0.010%	$3,184,478

TOTAL INVESTMENTS — 99.8%		$180,488,937

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		376,144

NET ASSETS — 100.0%		$180,865,081

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

Investment Abbreviation:
SPDR —	Standard & Poor's Depositary Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2011, the Portfolio had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Buy/Sell	Date	Value	Gain

Credit Suisse International	EUR/USD	6/15/11	$2,751,427	$25,200

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Buy/Sell	Date	Value	Loss

Deutsche Bank AG	USD/EUR	6/15/11	$2,776,627	$(81,438)

FUTURES CONTRACTS — At May 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Nikkei 225 Index	101	June 2011	$4,916,175	$(348,778)

TAX INFORMATION — At May 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$157,331,077

Gross and net unrealized gain	$23,157,860

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 96.9%
Equity — 90.2%
21,900,925	Goldman Sachs Structured Tax-Managed Equity Fund — 59.4%	$238,282,064
11,483,331	Goldman Sachs Structured International Tax-Managed Equity Fund — 24.0%	96,345,149
1,596,370	Goldman Sachs Structured Emerging Markets Equity Fund — 3.8%	15,213,411
1,278,891	Goldman Sachs Structured International Small Cap Fund — 3.0%	11,868,111

		361,708,735

Fixed Income — 6.7%
2,021,757	Goldman Sachs High Yield Fund — 3.8%	15,062,087
1,192,030	Goldman Sachs Local Emerging Markets Debt Fund — 2.9%	11,813,015
1,267	Goldman Sachs Core Fixed Income Fund — 0.0%	12,732

		26,887,834

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 96.9%		$388,596,569

Exchange Traded Fund — 0.8%
125,770	SPDR KBW Bank ETF	$3,137,962

Shares	Rate	Value
Short-term Investment(b) — 1.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
7,258,542	0.010%	$7,258,542

TOTAL INVESTMENTS — 99.5%		$398,993,073

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,875,380

NET ASSETS — 100.0%		$400,868,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

Investment Abbreviation:
SPDR —	Standard & Poor's Depositary Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2011, the Portfolio had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Credit Suisse International	EUR/USD	6/15/11	$7,213,587	$66,067

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Deutsche Bank AG	USD/EUR	6/15/11	$7,279,653	$(213,510)

FUTURES CONTRACTS — At May 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Nikkei 225 Index	259	June 2011	$12,606,825	$(894,392)

TAX INFORMATION — At May 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$321,707,253

Gross and net unrealized gain	$77,285,820

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS
Schedule of Investments
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of such funds on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities, which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, LP. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Portfolios and Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchang for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.
     The Underlying Funds may also invest in equity securities traded on certain foreign securities exchanges that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Fair Value Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM or GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy as of May 31, 2011:

Enhanced Dividend Global Equity Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$163,787,888	$—	$—
Fixed Income Underlying Funds	12,256,346	—	—
Exchange Traded Fund	1,260,225	—	—
Short-term Investment	3,184,478	—	—

Total	$180,488,937	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contract	$—	$25,200	$—

Liabilities
Futures Contract(a)	$(348,778)	$—	$—
Forward Foreign Currency Exchange Contract	—	(81,438)	—

Tax-Advantaged Global Equity Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$361,708,735	$—	$—
Fixed Income Underlying Funds	26,887,834	—	—
Exchange Traded Fund	3,137,962	—	—
Short-term Investment	7,258,542	—	—

Total	$398,993,073	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contract	$—	$66,067	$—

Liabilities
Futures Contract(a)	$(894,392)	$—	$—
Forward Foreign Currency Exchange Contract	—	(213,510)	—

(a) Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Portfolios may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument
     The following table sets forth, by certain risk types, the gross value of the Portfolios’ derivative contracts for trading activities as of May 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fund	Risk	Assets	Liabilities

Enhanced Dividend Global Equity	Currency	$25,200	$(81,438)
	Equity	—	(348,778)

Total		$25,200	$(430,216)

Tax-Advantaged Global Equity	Currency	$66,067	$(213,510)
	Equity	—	(894,392)

Total		$66,067	$(1,107,902)

Forward Foreign Currency Exchange Contracts — The Portfolios may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Portfolios may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolios deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Portfolios recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolios’ strategies and potentially result in a loss. The Portfolios must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
     Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 29, 2011

* Print the name and title of each signing officer under his or her signature.